Fee and Commission Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Principal Transaction Revenue [Line Items]
Securities-related business	¥ 175,723	¥ 172,234	¥ 170,311
Deposits and lending business	143,763	131,491	114,073
Remittance business	109,859	110,181	108,534
Trust fees	50,496	49,827	48,914
Fees for other customer services	263,112	251,924	233,931
Total	¥ 742,953	¥ 715,657	¥ 675,763